GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Summary of Finite and Indefinite Lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finite-lived intangible assets:
Accumulated Amortization	$ (50.9)	$ (39.2)
Intangible assets, gross	398.8	387.4
Intangible assets, net	347.9	348.2
Customer relationships
Finite-lived intangible assets:
Finite lived intangible assets, gross	84.2	78.9
Accumulated Amortization	(32.9)	(25.0)
Net Amount	51.3	53.9
Various
Finite-lived intangible assets:
Finite lived intangible assets, gross	36.2	30.9
Accumulated Amortization	(18.0)	(14.2)
Net Amount	18.2	16.7
Tradenames
Indefinite-lived intangible assets:
Indefinite-lived intangible assets	$ 278.4	$ 277.6